Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	COHEN & STEERS INSTITUTIONAL REALTY SHARES INC
Entity Central Index Key	0001096903
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Cohen & Steers Institutional Realty Shares
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Institutional Realty Shares, Inc.
Class Name	Cohen & Steers Institutional Realty Shares, Inc.
Trading Symbol	CSRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Institutional Realty Shares, Inc. (Fund) for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Fund	$40	0.75%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The Fund had a 14.00% total return in the six months ended June 30, 2026, compared with the FTSE Nareit All Equity REITs Index, which returned 14.90%, and the S&P 500 Index, which returned 10.21%.

Stock selection in the specialty REIT sector helped the Fund's relative performance compared with the FTSE Nareit All Equity REITs Index, led by an overweight in information management services company Iron Mountain. The company, which has expanded into data center operations, outperformed on strong earnings results, with funds from operations beating consensus expectations. An underweight in gaming companies also aided performance, as the sector underperformed with a flat return. Stock selection in health care was beneficial as well; the Fund had an overweight in Welltower, which had a large gain amid continued strong fundamentals in its senior living facilities.

An overweight in the telecommunications sector, which consists of cell tower owners, detracted from relative performance. Tower shares were pressured in the period amid mixed earnings outlooks, rising interest rates, and concerns around satellite competition. The Fund's overweight in manufactured homes also hindered performance, with the sector posting a relatively modest gain. An underweight in regional malls further detracted, as the sector had a sizable gain, benefiting from signs of resilient consumer spending.

Top contributors	Top detractors
Specialty	Telecommunications
Gaming	Manufactured Home
Health Care	Regional Mall

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of June 30, 2026)
	1 Year	5 Years	10 Years
Fund[2]	12.45%	4.42%	6.89%
S&P 500 Index	22.32%	13.41%	15.51%
Linked Index[1]	15.43%	3.71%	5.42%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 8,985,871,147
Holdings Count | shares	41
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2026)
Net assets	$8,985,871,147
Number of portfolio holdings (excluding derivatives)	41
Portfolio turnover rate[3]	13%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2026)

Top ten holdings[4,5]	(%)
Welltower, Inc.	15.7%
Digital Realty Trust, Inc.	9.5%
Prologis, Inc.	6.3%
Crown Castle, Inc.	5.5%
American Tower Corp.	5.4%
Extra Space Storage, Inc.	4.4%
Equinix, Inc.	3.6%
Sun Communities, Inc.	3.2%
Iron Mountain, Inc.	3.1%
Kimco Realty Corp.	2.8%

Sector diversification[4,6]	(%)
Health Care	21.3%
Data Centers	16.3%
Telecommunications	12.0%
Self Storage	7.0%
Industrials	6.5%
Office	5.4%
Free Standing	5.3%
Manufactured Home	4.7%
Shopping Center	4.5%
Other (includes short-term investments)	17.0%

Country diversification[4,6]	(%)
United States	99.4%
Other (includes short-term investments)	0.6%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Welltower, Inc.	15.7%
Digital Realty Trust, Inc.	9.5%
Prologis, Inc.	6.3%
Crown Castle, Inc.	5.5%
American Tower Corp.	5.4%
Extra Space Storage, Inc.	4.4%
Equinix, Inc.	3.6%
Sun Communities, Inc.	3.2%
Iron Mountain, Inc.	3.1%
Kimco Realty Corp.	2.8%